Deferred income tax assets and liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Deferred income tax assets and liabilities [abstract]
Deferred income tax assets before offsetting	¥ 3,903,331	¥ 3,604,577		¥ 2,432,552
Offset amount	(1,620,746)	(1,304,486)
Deferred income tax assets after offsetting	2,282,585	2,300,091	[1]
Deferred income tax liabilities before offsetting	(5,486,905)	(5,871,166)		(3,431,347)
Offset amount	1,620,746	1,304,486
Deferred income tax liabilities after offsetting	(3,866,159)	(4,566,680)	[1]
Net deferred income tax assets and liabilities	¥ (1,583,574)	¥ (2,266,589)		¥ (998,795)

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).